Johnson & Johnson Pension and Savings Plans Master Trust	12 Months Ended
Dec. 31, 2025
EBP 200
EBP, Master Trust [Line Items]
Plan’s Interest in Master Trust
3.    Johnson & Johnson Pension and Savings Plans Master Trust
The assets of the Johnson & Johnson Savings Plan, the Johnson & Johnson Retirement Savings Plan, the Retirement Plan of Johnson & Johnson and Affiliated Companies, the Johnson & Johnson Retirement Plan for Union Represented Employees, and the Johnson & Johnson Retirement Plan for Puerto Rico Employees comprise the total of the Trust which is held by the Custodian.
The following table presents the net assets of the Master Trust and the Plan's interest in the net assets of the Master Trust as of December 31, 2025 and 2024.

			Retirement Savings
	Master Trust		Plan's Interest in Master Trust

	2025	2024	2025	2024

ASSETS
Investments, at fair value
Short-term investment funds	$837,401,795	$1,250,144,436	$5,351,471	$20,725,172
Government and agency securities	7,909,637,860	6,702,640,214	17,874,087	10,222,430
Debt Instruments	2,715,291,495	2,655,972,031	10,582,603	8,003,252
Equity Securities	15,823,220,308	15,780,859,727	290,411,342	249,370,553
Common collective trusts	18,002,382,609	14,649,283,090	258,307,493	191,321,884
Limited Partnerships/Co-Investments	4,067,712,231	3,623,532,368	—	1,329,496
Other assets and liabilities, net	(11,570,781)	(101,772,978)	110,375	89,514
Total Investments at Fair Value	$49,344,075,517	$44,560,658,888	$582,637,371	$481,062,301

Other assets
Guaranteed and synthetic investment
contracts at contract value	$1,635,918,229	$1,768,181,421	$59,115,595	$60,070,908
Receivable for investments sold	1,178,126,254	409,180,700	275,432	718,043
Interest receivables	68,163,126	76,491,082	285,961	156,444
Dividend receivables	6,667,833	8,237,777	67,608	78,374
Other receivables	11,476,531	9,170,067	104,385	110,394
Total Other Assets	$2,900,351,973	$2,271,261,047	$59,848,981	$61,134,163

Total Master Trust assets	$52,244,427,490	$46,831,919,935	$642,486,352	$542,196,464

LIABILITIES
Payables for investments purchased	$(771,321,464)	$(578,825,229)	$(2,385,255)	$(1,544,643)
All other payables	(17,418,452)	(62,778,061)	(276,872)	(212,541)
Total Liabilities	$(788,739,916)	$(641,603,290)	$(2,662,127)	$(1,757,184)

Net Master Trust assets	$51,455,687,574	$46,190,316,645	$639,824,225	$540,439,280

The following table presents the changes in net assets for the Master Trust for the year ended December 31, 2025

2025
Changes in Net Assets:
Net appreciation (depreciation) in fair value of investments	$6,680,997,213
Interest	515,823,901
Dividends	247,389,143
Total net investment income (loss)	7,444,210,257

a.     Fair Value Measurements
The Plan’s valuation methodologies were applied to all of the Trust's investments carried at fair value. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon models that primarily use, as inputs, market-based or independently sourced market parameters, including yield curves, interest rates, volatilities, equity or debt prices, foreign exchange rates and credit curves.
While the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Valuation Hierarchy
FASB Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:
•Level 1 - Quoted prices in active markets for identical assets and liabilities.
•Level 2 - Significant other observable inputs.
•Level 3 - Significant unobservable inputs.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following is a description of the valuation methodologies used for the investments measured at fair value:
•Short-term investment funds - The assets are generally comprised of quoted short-term instruments which are valued at the closing price or the amount held on deposit by the custodian bank where quoted prices are available in an active market and are classified as Level 1.  Other investments are through investment vehicles valued using the Net Asset Value ("NAV") provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in a market that is not active and classified as Level 2. If NAV is quoted in an active market, the investment would be classified as Level 1.
•Government and agency securities - The assets are comprised of government and agency securities and U.S. Treasury bills and notes of varying maturities. These are all generally classified as Level 2 fair values which are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows.
•Government and agency securities include reverse repurchase agreements. A reverse repurchase agreement, commonly known as a reverse repo, is a financial transaction where one party purchases securities from another party with a simultaneous agreement to sell them back at a later date. The price agreed upon for the repurchase is typically higher than the original sale price, reflecting an implicit interest rate known as the repo rate. Reverse repos are widely used in financial markets for liquidity management, collateralized borrowing, and short-term investment strategies. Repurchase agreements are valued based on expected settlement per the contract terms. The amounts of Reverse Repos were ($1,189,288,085) and ($1,139,063,013) in 2025 and 2024, respectively.
•Debt instruments - The assets are comprised of corporate debt and commercial loans and mortgages. Fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as Level 2. Level 3 debt instruments are priced based on unobservable inputs.
•Equity securities - U.S. and International equity securities are valued at the closing price reported on the major market on which the individual securities are traded. Substantially all equity securities are classified within Level 1 of the valuation hierarchy.
•Other assets and liabilities, net - Derivatives, and related cash and securities collateral, as applicable, are included in this category. In general, derivatives that are exchange listed and actively traded are classified as Level 1, while derivatives that are not exchange listed but still actively traded in observable markets are classified as Level 2.
•Common Collective Trusts ("CCTs") - The fair value of all CCT interests have been determined using NAV as a practical expedient. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The CCTs are included in Investments measured at Net Asset Value. A majority of the CCTs are used for liquidity purposes for both the defined benefit and defined contribution plans within the Trust. The CCTs are primarily passive funds that provide daily liquidity with no prior notice for participant transactions, and 2-day prior notice for Plan Sponsor transactions for the various Plan investment options. Participant directed purchases and sales are transacted at the NAV.  At December 31, 2025 and 2024, approximately 73% and 69%, respectively, of the CCTs are invested in passive strategies that mimic the indices, and 27% and 31%, respectively, in active strategies.  Additionally, at December 31, 2025 and 2024, 63% and 61%, respectively, of the active and passive CCTs are invested in U.S. equities, 23% and 26%, respectively, are invested in global equities and emerging markets, and the remaining 14% and 13%, respectively, are invested in fixed income.  There are no unfunded commitments for any of the CCTs that the Trust invests in.
•Limited Partnerships ("LP") - The Trust invests in LP investments including Emerging Market Long-Only Equity Funds and Private Market Funds. As of December 31, 2025 and 2024, approximately 0% and 3%, respectively, of these investments are invested in Emerging Market Long-Only Equity Funds and 100% and 97%, respectively, in Private Market Funds.
The Trust's private market program has invested as a limited partner in a well-diversified portfolio of funds managed by general partners. The program is being managed to ensure adequate diversification by general partner, strategy type (private equity, real assets, and private credit), and geographic region. The Trust engages in co-investments alongside the general partners of the funds, as presented by them, to access attractive investments beyond the pro rata interest obtained through the fund investments. The Trust employs diverse valuation methodologies for co-investments, including multiples of earnings, discounted cash-flow analysis, and fundamental investment assessment. Factors such as financial statements, purchase price, and market observations are considered to ensure a comprehensive and accurate determination of fair value. The Trust will also assess NAV calculations from the General Partners following a similar valuation methodology. As of December 31, 2025 and 2024, approximately 58% and 58%, respectively, of these investments are invested in private equity (as of December 31, 2025 and 2024 Co-investments represent 16% and 17%, respectively, of the private equity strategy), 17% and 15%, respectively, in real assets, and 25% and 27%, respectively, in private credit. The Trust has entered into a number of private markets agreements that commit the Trust, upon request, to make additional investment purchases up to predetermined amounts. As of December 31, 2025, and 2024, the Trust had aggregate unfunded commitments of $1,842,342,412 and $2,032,793,729 respectively. These commitments are expected to be satisfied with distributions from existing funds, reinvestment of proceeds and/or periodic rebalancing of existing investments. The LP investments have target maturity dates ranging from 2026 to at least 2036 with the possibility of 2 to 4 years of extensions in accordance with the respective LP's governing documents. Distributions to the Trust from LP investments are generally driven by portfolio company liquidation in the public and private markets or other events. Otherwise, the LP investments are not redeemable. The fair value of the Trust's LP investments, excluding certain co-investments, has been determined using NAV provided by the respective general partners as a practical expedient. The NAV is the pro-rata share of the Trust's position based on the value of the underlying assets owned by the LP, minus its liabilities.
2025 Master Trust Investments Measured at Fair Value

	Quoted market prices inputs	Observable inputs	Unobservable inputs	Investments measured at Net	Total Assets
December 31, 2025	(Level 1)	(Level 2)	(Level 3)	Asset Value
Short-term investment funds	$—	$837,401,795	$—	$—	$837,401,795
Government and agency securities	—	7,909,637,860	—	—	7,909,637,860
Debt instruments	—	2,715,291,495	—	—	2,715,291,495
Equity Securities	15,822,609,084	—	611,224	—	15,823,220,308
Common collective trusts	—	—	—	18,002,382,609	18,002,382,609
Limited Partnerships/Co-Investments	—	—	101,370,032	3,966,342,199	4,067,712,231
Other assets and liabilities, net	(208,048)	(11,362,733)	—	—	(11,570,781)
Trust investments at fair value	$15,822,401,036	$11,450,968,417	$101,981,256	$21,968,724,808	$49,344,075,517
2024 Master Trust Investments Measured at Fair Value

	Quoted market prices inputs	Observable inputs	Unobservable inputs	Investments measured at Net	Total Assets
December 31, 2024	(Level 1)	(Level 2)	(Level 3)	Asset Value
Short-term investment funds	$—	$1,250,144,436	$—	$—	$1,250,144,436
Government and agency securities	—	6,702,640,214	—	—	6,702,640,214
Debt instruments	—	2,655,972,031	—	—	2,655,972,031
Equity securities	15,780,859,727	—	—	—	15,780,859,727
Common Collective Trusts	—	—		14,649,283,090	14,649,283,090
Limited Partnerships/Co-Investments	—	—	96,720,580	3,526,811,788	3,623,532,368
Other assets and liabilities, net	(113,770,373)	11,997,395	—	—	(101,772,978)
Trust investments at fair value	$15,667,089,354	$10,620,754,076	$96,720,580	$18,176,094,878	$44,560,658,888

b.    Synthetic Investment Contracts
The Trust holds investments in synthetic GICs.  The weighted average insurance financial strength rating of the insurers for these contracts is Aa3.  These investments are recorded at their book values. The synthetic GICs’ contract value represents book value plus reinvested income adjusted for net cash flows. The synthetic GICs are fully benefit-responsive. Participants may under most circumstances direct the withdrawal or transfer of all or a portion of their investment at contract value. Currently no reserves are needed against contract values for credit risk of the contract issuers or otherwise.
The synthetic GICs provide a return over a period of time through a fully benefit-responsive contract, or wrapper contract, which is backed by the underlying assets owned by the Trust.  The portfolio of assets with overall Aa2/AA credit quality, underlying the synthetic GICs primarily includes government and agency securities, corporate debt, mortgage backed securities, and asset backed securities. The contract value of the synthetic GICs was $1,635,918,229 and $1,768,181,421 at December 31, 2025 and December 31, 2024, respectively.
There are certain events not initiated by Plan participants that limit the ability of the Plan to transact with the issuer of a GIC (synthetic or traditional) at its contract value. Specific coverage provided by each synthetic GIC may be different from each issuer. Examples of such events include:  the Plan’s failure to qualify under the Internal Revenue Code ("IRC") of 1986 as amended; full or partial termination of the Plan; involuntary termination of employment as a result of a corporate merger, divestiture, spin-off, or other significant business restructuring, which may include early retirement incentive programs or bankruptcy; changes to the administration of the Plan which decreases employee or employer contributions, the establishment of a competing plan by the plan sponsor, the introduction of a competing investment option, or other Plan amendment that has not been approved by the contract issuers; dissemination of a participant communication that is designed to induce participants to transfer assets from this investment option; events resulting in a material and adverse financial impact on the contract issuer, including changes in the tax code, laws or regulations.  The Plan fiduciaries believe that the occurrence of any of the aforementioned events, which would limit the Plan’s ability to transact with the issuer of a GIC at its contract value, is not probable.
c.     Derivatives
Presented in the following table is the fair value of derivatives within the Trust as of December 31, 2025 and 2024. The net unrealized appreciation/depreciation of these derivative instruments is included in the Interest in Johnson & Johnson Pension and Savings Plans Master Trust, at fair value in the Statements of Net Assets Available for Benefits. Derivatives are included in the Other assets and liabilities, net category in the Master Trust Table.

	2025		2024
	Asset	Liability	Asset	Liability
Fair Value of Derivatives
Forward Foreign Exchange Contracts	$—	$581,001	$67,841	$—
Futures	—	2,436,559	—	4,059,383
Interest Rate Swaps	3,140,879	—	43,615	—
Credit Default Swaps	5,947,250	—	—	3,726,186
Options	—	13,381	—	22,416
Total Return Swaps	—	19,169,900	—	33,848,570
Total	$9,088,129	$22,200,841	$111,456	$41,656,555

The following table provides information on the investment gains/(losses) on derivatives within the Trust for the year ended December 31, 2025. These amounts are included in the Plan’s interest in the Johnson & Johnson Pension and Savings Plans Master Trust net investment income/loss on the Statement of Changes in Net Assets Available for Benefits.

	2025
	Realized (Loss)/Gain	Change in Unrealized (Loss)/Gain	Total Investment (Loss)/Gain
Forward Foreign Exchange Contracts	$519,175	$(648,842)	$(129,667)
Futures	24,651,470	1,622,824	26,274,294
Interest Rate Swaps	(246,684)	3,097,264	2,850,580
Credit Default Swaps	873,164	9,673,436	10,546,600
Options	260,241	9,035	269,276
Total Return Swaps	94,541,043	14,678,670	109,219,713
Total	$120,598,409	$28,432,387	$149,030,796
The following table provides information on collateral pledged by and owed to the Trust as of December 31, 2025 and 2024.

	2025	2024
	Pledged/ (Owed)	Pledged/ (Owed)
	Cash	Cash
Futures	—	—
Swaps	4,518,000	(9,440,000)
The following table provides the average notional value of derivatives held by the Trust as of December 31, 2025 and 2024.

	Average Notional Value
	2025	2024
Purchased Forward Foreign Exchange Contracts	$13,870,511	$2,327,990
Sold Forward Foreign Exchange Contracts	33,333,526	10,323,692
Purchased Futures Contracts	1,567,406,214	2,415,846,358
Sold Futures Contracts	65,869,093	39,707,608
Purchased Options Contracts	—	250,000
Written Options Contracts	36,485,853	6,800,000
Interest Rate Swaps	645,053,267	602,893,898
Written Credit Default Swaps	159,491,117	182,271,163
Total Return Swaps	1,859,844,287	1,755,247,963
For the written credit default swaps, the recourse provisions are determined either by the International Swaps and Derivatives Association ("ISDA") agreements or the exchange. Where the Trust is a seller of credit default swaps and if a credit event occurs due to the default of the underlying security or the underlying tranche, this would result in a net loss to the Trust. At December 31, 2025, the maximum payout for outstanding credit default swaps aggregated to $157,335,000 with terms as follows:

	December 31, 2025
Number of Contracts	Maturity	Total Value
13	1 Year	$116,530,000
4	2 Years	8,275,000
1	3 Years	100,000
2	4 Years	1,300,000
3	5 Years	6,100,000
2	6 Years	9,200,000
1	7 Years	2,600,000
2	8 Years	1,300,000
2	9 Years	3,900,000
1	10 Years	8,030,000

    At December 31, 2024, the maximum payout for outstanding credit default swaps aggregated to $162,305,000 with terms as follows:

	December 31, 2024
Number of Contracts	Maturity	Total Value
4	1 Year	$5,600,000
9	2 Years	110,930,000
4	3 Years	8,275,000
1	4 Years	200,000
3	5 Years	10,700,000
2	7 Years	9,200,000
2	8 Years	8,100,000
2	9 Years	1,300,000
1	10 Years	8,000,000